INVESTMENT IN SECURITIES (Tables)	12 Months Ended
Dec. 31, 2023
Marketable Securities [Abstract]
Summary of Investment in Securities Current and Noncurrent

Investment in securities – current and noncurrent consist of the following:

	December 31
(in US$ thousands)	2023	2022
Debt securities, classified as available-for-sale	$5,548	$7,950
Equity securities	229	2,371
	$5,777	$10,321